Note 2: Summary of Significant Accounting Practices: Intangible Assets - Legal and Contractual - Rights: Schedule of Oil and Gas Rights (Details)	May 31, 2013	May 31, 2012
Details
Oil and Gas Leases: Beginning of year	0	5,583
Acquisitions/Work in Progress	643,500	399,743
Subtotal	643,500	405,326
Capitalized as Fixed Assets	(107,250)	0
Forfeitures during the period	0	(5,583)
Impairments during the period	0	(399,743)
Oil and Gas Leases: End of year	536,250	0